Net Income - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Valuation loss on financial assets and liabilities at fair value through profit or loss, net	$ (147)	$ (4)	$ (98)	$ (206)
Foreign currency exchange gain or loss, net	(22)		(116)	(185)
Gain (loss) on disposal of investments accounted for using equity method, net	85	3	6	(14)
Gain (loss) on disposal of financial instruments, net	1		0	1
Others	(11)		(71)	(14)
Other gains and losses	$ (94)	$ (3)	$ (279)	$ (418)